Taxation - Summary of Tax Receivables and Payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income taxes	$ 3,478		$ 3,990
Sales taxes, excise duties and similar levies	3,215		3,507
Total	$ 6,693	$ 7,497	$ 7,497